Share-based compensation - Assumptions used to estimate fair value of share options (Details)	12 Months Ended
	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares
Share based compensation
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years) | Y	10	10	10
Minimum
Share based compensation
Fair value of ordinary shares (US$)	$ 15.8	$ 12	$ 7.34
Expected volatility	50.87%	41.36%	35.27%
Risk-free interest rate (per annum)	3.73%	3.48%	1.52%
Maximum
Share based compensation
Fair value of ordinary shares (US$)	$ 18.76	$ 15.2	$ 19.92
Expected volatility	52.13%	41.70%	40.34%
Risk-free interest rate (per annum)	4.48%	4.59%	3.83%